UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2013

Date of reporting period:  August 31, 2012

Item 1. Reports to Stockholders.

NIEMANN TACTICAL
RETURN FUND

The Fund is a series of Advisors Series Trust.

www.ncmfunds.net

SEMI-ANNUAL REPORT

August 31, 2012

Niemann Tactical Return Fund

Semi-Annual Review for the Six Months Ended August 31, 2012

Dear Shareholder,

The six months ended August 31, 2012 saw the termination of the intermediate uptrend that began in the fall of 2011, a correction in both the U.S. and international equity markets, and the beginning of a new uptrend in equities.  All in all, it was an action-packed six months.  The markets have continued to be somewhat difficult to navigate as investors remain bombarded by all the usual risk suspects: Europe debt crisis fears, the potential of rising interest rates both in the U.S. and abroad as inflation began to pick up, and a slowing global economy.  The two cornerstones of Niemann’s investment methodology have always been risk management first and foremost, followed closely by taking advantage of market opportunities when they present themselves.  The last six months have most assuredly put those tenets front and center.  Let’s review the performance.

The Fund performed very well versus its blended benchmark (the Blended Index), consisting of one-third of the Russell 3000® Index, one-third of the MSCI EAFE index and one-third of the Barclays Capital Global Aggregate Bond Index, over the six months ended August 31, 2012.  The Fund’s Class A shares returned 4.73% and the Fund’s Class C shares returned 4.34% over that time period, while the Blended Index registered a return of 0.54%.  Individually, for the same period, the Russell 3000® Index returned 3.35%, the MSCI EAFE Index returned -4.00% and the Barclays Capital Global Aggregate Bond Index returned 1.92%.  This outperformance was accomplished due to a couple important factors.  Most important was the Fund’s overweight position in the U.S. equity markets instead of the international equity markets.  The second important factor was the security selection in the Fund itself.  Our analysis led us to invest more heavily in a few sectors that led the equity markets higher over the period.  These were Biotechnology, Pharmaceuticals, and Utilities.

Let’s now take a little more in-depth look at the investment markets over the past six months.  The month of March saw the continuation of the U.S. equity market uptrend while the overseas markets had begun their corrective phase already.  As we entered April, volatility returned (although not to the levels of 2011) and the markets around the globe sold off.  The chart below shows the U.S. markets (represented by the S&P 500® Index) and you can clearly see the shift in the nature of the markets in the area covered inside the rectangle.  The selloff and increase in volatility was even more pronounced in international markets.

Source:  Worden Brothers 4/30/2012

The markets then ended their consolidation phase from April with a breakout to the downside and into a “risk-off” environment that lasted throughout May and into early June.  The U.S. stock market corrected nearly 10% from the early April highs but international markets, both emerging and developed, corrected a much sharper 20% from their highs set in early March.  This “risk-off” environment also prevailed in the fixed-income world as U.S. Treasury bonds (considered a safe-haven) outperformed their riskier counterparts, high yield and emerging market debt, by almost 20% during this time frame.

As summer kicked into gear so did the global investing markets.  The lows in both U.S. and international equity markets were reached in early June and the risk trade was back on.  This increase in risk appetite was mainly driven by the European Central Bank (ECB) pledge to “save the Euro” and investors began to feel confident that the ECB and Federal  Reserve Bank of the U.S. (Fed) were prepared to do further quantitative easing (i.e., print more money) in the near future.  In this “risk on” environment, roles reversed from those above; international equity markets began to outperform the U.S. markets and higher risk fixed-income assets began to close the performance gap relative to U.S. Treasuries.  The “risk-on” trade lasted through June and into July, albeit with some stops and starts along the way.  The Fund continued to overweight the U.S. equity markets all throughout this time period, although we did begin to add some international exposure as the rally progressed.  The Fund was also a bit underweight fixed-income relative to the benchmark throughout the entire six month period.

Equity markets then accelerated higher in the first half of August as the risk trade gathered some steam.  This was due to a combination of factors including further assurances from the ECB that it was committed to doing whatever it took to save the Euro and a plethora of better than expected economic reports in the U.S.  As August came to a close, the markets took a breather and traded sideways for a couple weeks, digesting the gains from the previous months.  While we obviously don’t know what the future holds in store for the markets, we continue to employ our time-tested investment methodology and techniques.  As of this writing, the Fund is invested somewhat aggressively with an overweight position in the U.S. equity markets, an underweight (but increasing) position in international markets and an underweight allocation to the fixed-income markets.

Past performance is not a guarantee of future results.

The opinions expressed above are those of the advisor, are subject to change, and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for investments in emerging markets.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  The Fund will bear its share of the fees and expenses of underlying funds.  Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds.  Investments in exchange-traded funds (“ETFs”) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.

The MSCI EAFE (Morgan Stanley Capital International, Europe, Australia and Far East) Index is an unmanaged index of over 1,000 foreign common stock prices including the reinvestment of dividends.  It is widely recognized as a benchmark for measuring the performance of international value funds.  The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Barclays Capital Global Aggregate Bond Index provides a broad-based measure of the global investment grade fixed-rate debt markets.  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

The Niemann Tactical Return Fund is distributed by Quasar Distributors, LLC.

NIEMANN TACTICAL RETURN FUND

EXPENSE EXAMPLE – August 31, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Niemann Tactical Return Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/12 – 8/31/12).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 2.50% per the operating expenses limitation agreement for the Niemann Tactical Return Fund – Class A shares and the Niemann Tactical Return Fund – Class C shares, respectively.  You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the Example below.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transaction costs were included, your costs would have been higher.

NIEMANN TACTICAL RETURN FUND

EXPENSE EXAMPLE – August 31, 2012 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/12	8/31/12	3/1/12 – 8/31/12*
Class A Shares
Actual	$1,000.00	$1,047.30	$9.03
Hypothetical (5% return	$1,000.00	$1,016.38	$8.89
before expenses)

Class C Shares
Actual	$1,000.00	$1,043.40	$12.88
Hypothetical (5% return	$1,000.00	$1,012.60	$12.68
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account values over the period, multiplied by 184 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratios of the Niemann Tactical Return Fund – Class A Shares and the Niemann Tactical Return Fund – Class C Shares are 1.75% and 2.50%, respectively.

ALLOCATION OF PORTFOLIO ASSETS – August 31, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

NIEMANN TACTICAL RETURN FUND

SCHEDULE OF INVESTMENTS at August 31, 2012 (Unaudited)

Shares		Value

	COMMON STOCKS – 28.28%

	Administrative and Support Services – 1.51%
4,712	Barrett Business Services, Inc.	$119,402
1,769	Portfolio Recovery Associates, Inc. (a)	177,519
3,043	Team Health Holdings, Inc. (a)	86,878
		383,799
	Ambulatory Health Care Services – 0.34%
743	Air Methods Corp. (a)	86,589

	Building Material and Garden Equipment – 0.71%
1,260	Sherwin-Williams Co.	180,281

	Chemical Manufacturing – 5.40%
13,000	Affymax, Inc. (a)	229,970
2,020	Alexion Pharmaceuticals, Inc. (a)	216,564
16,000	Arena Pharmaceuticals, Inc. (a)	144,640
1,266	Onyx Pharmaceuticals, Inc. (a)	91,051
17,000	Osiris Therapeutics, Inc. (a)	153,850
8,000	Pharmacyclics, Inc. (a)	535,360
		1,371,435
	Clothing and Clothing Accessories Stores – 1.28%
6,400	American Eagle Outfitters, Inc.	142,336
2,646	Ross Stores, Inc.	183,077
		325,413
	Computer and Electronic
	Product Manufacturing – 3.55%
350	Apple, Inc.	232,834
14,500	Cray, Inc. (a)	165,445
3,581	CoreLogic, Inc. (a)	88,093
6,465	Cynosure, Inc. – Class A (a)	168,090
2,150	Mellanox Technologies Ltd. (a)(b)	245,938
		900,400
	Credit Intermediation and Related Activities – 1.36%
7,714	BofI Holding, Inc. (a)	181,665
9,699	Mercantile Bank Corp. (a)	164,398
		346,063
	Data Processing, Hosting,
	and Related Services – 0.83%
6,250	Aol, Inc. (a)	210,437

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

SCHEDULE OF INVESTMENTS at August 31, 2012 (Unaudited), Continued

Shares		Value

	COMMON STOCKS – 28.28%, Continued

	Food and Beverage Stores – 0.65%
2,865	Fresh Market, Inc. (a)	$165,368

	Food Manufacturing – 2.47%
6,100	Dole Food Co., Inc. (a)	78,568
3,350	Hain Celestial Group, Inc. (a)	231,116
9,400	John B. Sanfilippo & Son, Inc. (a)	145,606
14,763	Smart Balance, Inc. (a)	171,103
		626,393
	Food Services and Drinking Places – 0.74%
3,624	Papa John’s International, Inc. (a)	186,600

	Gasoline Stations – 0.75%
5,594	Susser Holdings Corp. (a)	190,308

	Management of Companies and Enterprises – 0.84%
10,353	Citizens Republic Bancorp, Inc. (a)	211,926

	Miscellaneous Manufacturing – 0.34%
2,065	Blyth, Inc.	87,391

	Motion Picture and Sound
	Recording Industries – 0.78%
13,400	Lions Gate Entertainment Corp. (a)(b)	198,052

	Oil and Gas Extraction – 0.70%
2,227	InterOil Corp. (a)(b)	177,135

	Pipeline Transportation – 0.04%
200	Sunoco Logistics Partners L.P.	9,330

	Plastics and Rubber Products Manufacturing – 1.05%
1,841	AEP Industries, Inc. (a)	92,694
3,621	Jarden Corp.	175,003
		267,697

	Professional, Scientific, and
	Technical Services – 1.44%
1,951	athenahealth, Inc. (a)	172,410
8,598	Cambrex Corp. (a)	104,724
4,292	DigitalGlobe, Inc. (a)	89,145
		366,279

	Publishing Industries (Except Internet) – 0.69%
4,965	Medidata Solutions, Inc. (a)	174,172

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

SCHEDULE OF INVESTMENTS at August 31, 2012 (Unaudited), Continued

Shares		Value

	COMMON STOCKS – 28.28%, Continued

	Real Estate – 0.34%
4,537	Sabra Health Care REIT, Inc.	$86,974

	Support Activities for Transportation – 0.68%
2,056	Grupo Aeroportuario del Sureste
	S.A.B de C.V. – ADR	172,663

	Telecommunications – 0.78%
1,000	Equinix, Inc. (a)	197,650

	Transportation Equipment Manufacturing – 0.68%
16,000	LeapFrog Enterprises, Inc. (a)	173,440

	Utilities – 0.33%
975	Cia de Saneamento Basico do
	Estado de Sao Paulo – ADR	82,982
	TOTAL COMMON STOCKS
	(Cost $6,027,745)	7,178,777

	EXCHANGE-TRADED FUNDS – 61.97%
15,200	iShares Nasdaq Biotechnology Index Fund	2,072,976
38,000	iShares FTSE NAREIT Residential Plus
	Capped Index Fund	1,860,328
152,000	iShares Dow Jones U.S. Home
	Construction Index Fund	2,761,840
44,700	Market Vectors Pharmaceutical ETF (a)	1,773,026
114,100	PowerShares Insured National
	Municipal Bond Portfolio	2,932,370
9,000	PowerShares DB Gold Fund (a)	524,610
29,400	SPDR Nuveen S&P High Yield
	Municipal Bond ETF	1,686,384
17,800	United States National Gas Fund L.P. (a)	334,996
23,000	Vanguard Utilities ETF	1,786,870
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $14,846,634)	15,733,400

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

SCHEDULE OF INVESTMENTS at August 31, 2012 (Unaudited), Continued

Shares	SHORT-TERM INVESTMENTS – 12.58%	Value

3,193,528	Invesco STIT – Liquid Assets Portfolio –
	Institutional Class, 0.17% (c)	$3,193,528
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,193,528)	3,193,528
	Total Investments in Securities
	(Cost $24,067,907) – 102.83%	26,105,705
	Liabilities in Excess of Other Assets – (2.83)%	(719,383)
	NET ASSETS – 100.00%	$25,386,322

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day yield as of August 31, 2012.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

NIEMANN TACTICAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2012 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $24,067,907)	$26,105,705
Receivables
Fund shares issued	9,611
Dividends and interest	1,672
Prepaid expenses	17,575
Total assets	26,134,563
LIABILITIES
Payables
Securities purchased	523,763
Fund shares redeemed	138,058
12b-1 fees	32,936
Audit fees	9,477
Transfer agent fees and expenses	9,321
Administration fees	7,815
Advisory fees	5,724
Fund accounting fees	5,792
Shareholder reporting	5,393
Custody fees	4,023
Shareholder servicing fees	2,248
Chief Compliance Officer fee	1,505
Legal fees	1,326
Accrued expenses	860
Total liabilities	748,241
NET ASSETS	$25,386,322
CALCULATION OF NET ASSET VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$15,188,002
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	1,593,161
Net asset value and redemption price per share	$9.53
Maximum offering price per share
(Net asset value per share divided by 95.00%)	$10.03
Class C
Net assets applicable to shares outstanding	$10,198,320
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	1,086,973
Net asset value and offering price per share (Note 1)	$9.38
COMPONENTS OF NET ASSETS
Paid-in capital	$27,411,121
Accumulated net investment loss	(99,440)
Accumulated net realized loss on investments	(3,963,157)
Net unrealized appreciation on investments	2,037,798
Net assets	$25,386,322

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

STATEMENT OF OPERATIONS

For the Six Months Ended August 31, 2012 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of issuance fees of $308)	$157,471
Interest	3,161
Total income	160,632
Expenses
Advisory fees (Note 4)	126,758
Distribution fees – Class A (Note 5)	19,178
Distribution fees – Class C (Note 5)	50,046
Transfer agent fees and expenses (Note 4)	32,606
Administration fees (Note 4)	23,469
Fund accounting fees (Note 4)	20,703
Shareholder Servicing fees – Class A (Note 6)	11,509
Shareholder Servicing fees – Class C (Note 6)	7,505
Registration fees	18,338
Audit fees	9,478
Custody fees (Note 4)	6,583
Chief Compliance Officer fee (Note 4)	4,554
Legal fees	4,400
Reports to shareholders	3,703
Trustee fees	2,808
Insurance expense	1,654
Other expenses	3,873
Total expenses	347,165
Less: Expenses waived and reimbursed by Advisor (Note 4)	(87,804)
Net expenses	259,361
Net investment loss	(98,729)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(151,419)
Net change in unrealized appreciation on investments	1,371,980
Net realized and unrealized gain on investments	1,220,561
Net Increase in Net Assets Resulting from Operations	$1,121,832

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2012	Year Ended
	(Unaudited)	February 29, 2012
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(98,729)	$(286,152)
Net realized loss on investments	(151,419)	(3,734,241)
Capital gain distributions from
regulated investment companies	—	1,147
Net change in unrealized
appreciation/(depreciation) on investments	1,371,980	(223,169)
Net increase/(decrease) in net assets
resulting from operations	1,121,832	(4,242,415)
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Class A	—	(103,398)
Class C	—	(63,413)
Total distributions to shareholders	—	(166,811)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(2,544,049)	7,540,103
Total increase/(decrease) in net assets	(1,422,217)	3,130,877
NET ASSETS
Beginning of period	26,808,539	23,677,662
End of period	$25,386,322	$26,808,539
Undistributed net investment loss
at end of period	$(99,440)	$(711)

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	A summary of share transactions is as follows:

Class A
	Six Months Ended
	August 31, 2012		Year Ended
	(Unaudited)		February 29, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	304,927	$2,848,845	1,426,515	$13,774,517
Shares issued on
reinvestments
of distributions	—	—	10,490	93,777
Shares redeemed*	(550,749)	(5,098,046)	(1,170,133)	(10,688,802)
Net increase/(decrease)	(245,822)	$(2,249,201)	266,872	$3,179,492
* Net of redemption
fees of		$1,429		$4,405

Class C
	Six Months Ended
	August 31, 2012		Year Ended
	(Unaudited)		February 29, 2012
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	118,297	$1,079,869	649,202	$6,363,725
Shares issued on
reinvestments
of distributions	—	—	6,675	59,008
Shares redeemed*	(150,919)	(1,374,717)	(229,470)	(2,062,122)
Net increase/(decrease)	(32,622)	$(294,848)	426,407	$4,360,611
* Net of redemption
fees of		$101		$732

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Class A

	Six Months Ended			March 29, 2010*
	August 31, 2012		Year Ended	through
	(Unaudited)		February 29, 2012	February 28, 2011
Net asset value, beginning of period	$9.10		$10.47	$10.00
Income from investment operations:
Net investment loss(1)	(0.03	)^	(0.07)^	(0.01	)^
Investment restriction violation	—		0.03	—
Net realized and unrealized
gain/(loss) on investments	0.46		(1.28)	0.50
Total from investment operations	0.43		(1.32)	0.49

Less distributions:
From net investment income	—		—	(0.03)
From net realized
gain on investments	—		(0.05)	—
Total distributions	—		(0.05)	(0.03)

Paid-in capital from
redemption fees	0.00	^#	0.00 ^#	0.01	^

Net asset value, end of period	$9.53		$9.10	$10.47

Total return	4.73	%+	-12.55%**	5.04	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$15,188		$16,740	$16,454
Ratio of expenses to average
net assets:(2)
Before expense reimbursement	2.44	%++	2.67%	5.50	%++
After expense reimbursement	1.75	%++	1.75%	1.75	%++
Ratio of net investment loss
to average net assets:(2)
Before expense reimbursement	(1.17	%)++	(1.69%)	(3.82	%)++
After expense reimbursement	(0.48	%)++	(0.77%)	(0.07	%)++
Portfolio turnover rate	155.79	%+	578.14%	433.73	%+

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
*	Commencement of operations.
^	Based on average shares outstanding.
#	Amount is less than $0.01.
**
Includes increase from payments made by the Advisor and net gain realized of 0.29% related to the disposal of securities held in violation of investment restrictions.  Without these transactions, total return would have been -12.84%.

+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Class C

	Six Months Ended			March 29, 2010*
	August 31, 2012		Year Ended	through
	(Unaudited)		February 29, 2012	February 28, 2011
Net asset value, beginning of period	$8.99		$10.42	$10.00
Income from investment operations:
Net investment loss(1)	(0.05	)^	(0.14)^	(0.08	)^
Investment restriction violation	—		0.03	—
Net realized and unrealized
gain/(loss) on investments	0.44		(1.27)	0.51
Total from investment operations	0.39		(1.38)	0.43

Less distributions:
From net investment income	—		—	(0.01)
From net realized
gain on investments	—		(0.05)	—
Total distributions	—		(0.05)	(0.01)

Paid-in capital from
redemption fees	0.00	^#	0.00 ^#	0.00	^#

Net asset value, end of period	$9.38		$8.99	$10.42

Total return	4.34	%+	-13.19%**	4.29	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$10,198		$10,069	$7,224
Ratio of expenses to average
net assets:(2)
Before expense reimbursement	3.19	%++	3.41%	5.80	%++
After expense reimbursement	2.50	%++	2.50%	2.50	%++
Ratio of net investment loss
to average net assets:(2)
Before expense reimbursement	(1.93	%)++	(2.36%)	(4.19	%)++
After expense reimbursement	(1.24	%)++	(1.45%)	(0.89	%)++
Portfolio turnover rate	155.79	%+	578.14%	433.73	%+

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
*	Commencement of operations.
^	Based on average shares outstanding.
#	Amount is less than $0.01.
**
Includes increase from payments made by the Advisor and net gain realized of 0.29% related to the disposal of securities held in violation of investment restrictions.  Without these transactions, total return would have been -13.48%.

+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Niemann Tactical Return Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”)  as an open-end management investment company.  The investment objective of the Fund is to seek long-term capital appreciation.  The Fund currently offers Class A shares and Class C shares.  Class A shares are subject to a maximum front-end sales load of 5.00%, which decreases depending on the amount invested.  U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), will assess a 1.00% contingent deferred sales charge (“CDSC”) on Class A share purchases of $1,000,000 or more if they are redeemed within twelve months of purchase, unless the dealer of record waived its commission.  The Transfer Agent, will assess a CDSC of 1.00% on Class C shares redeemed within twelve months of purchase.  The Fund commenced operations on March 29, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2011-2012, or expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees:  The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for 90 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  During the six months ended August 31, 2012, Class A and Class C shares retained $1,429 and $101 in redemption fees, respectively.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of August 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Fund’s investments are carried at fair value.  Securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2012:

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$186,600	$—	$—	$186,600
Administrative Support,
Waste Management	383,799	—	—	383,799
Finance and Insurance	346,063	—	—	346,063
Health Care and Social Assistance	86,589	—	—	86,589
Information	780,312	—	—	780,312
Management of Companies
and Enterprises	211,926	—	—	211,926
Manufacturing	3,426,757	—	—	3,426,757
Mining, Quarrying, and
Oil and Gas Extraction	177,135	—	—	177,135
Professional, Scientific, and
Technical Services	366,278	—	—	366,278
Real Estate, Rental, and Leasing	86,974	—	—	86,974
Retail Trade	861,369	—	—	861,369
Transportation and Warehousing	181,993	—	—	181,993
Utilities	82,982	—	—	82,982
Total Common Stocks	7,178,777	—	—	7,178,777
Exchange-Traded Funds	15,733,400	—	—	15,733,400
Short-Term Investments	3,193,528	—	—	3,193,528
Total Investments in Securities	$26,105,705	$—	$—	$26,105,705

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at August 31, 2012, the end of the reporting period.  The Fund recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Fund during the six months ended August 31, 2012.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2012, Niemann Capital Management, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended August 31, 2012, the Fund incurred $126,758 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.75% and 2.50% of average daily net assets of the Fund’s Class A and Class C shares, respectively.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended August 31, 2012, the Advisor reduced its fees in the amount of $87,804; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $571,218 at August 31, 2012.  The expense limitation will remain in effect through at least June 27, 2013, and may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2014	$220,921
2015	262,493
2016	87,804
$571,218

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended August 31, 2012, the Fund incurred $23,469 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended August 31, 2012, the Fund incurred the following expenses for transfer agency, fund administration, fund accounting, custody, and Chief Compliance Officer fees:

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

Transfer Agency (a)	$25,990
Fund Administration	23,469
Fund Accounting	20,703
Custody	6,583
Chief Compliance Officer	4,554

(a)	Does not include out-of-pocket expenses.

At August 31, 2012, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank, N.A. for custody fees in the following amounts:

Transfer Agency (a)	$8,822
Fund Administration	7,815
Fund Accounting	5,792
Custody	4,023
Chief Compliance Officer	1,505

(a)	Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% and 1.00% of the average daily net assets of the Fund’s Class A shares and Class C shares, respectively.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended August 31, 2012, the Class A shares and the Class C shares paid the Distributor $19,178 and $50,046, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Fund has entered into a Shareholder Servicing Agreement (the “Agreement”) with the Advisor, under which the Class A shares and the Class C shares may pay servicing fees at an annual rate of 0.50% of the average daily net assets of each class.  Effective January 1, 2012, the Advisor has voluntarily reduced the Fund’s shareholder servicing plan fee accrual from 0.50% of the Fund’s average daily net assets to 0.15% of the Fund’s average daily net assets.  The decrease to the shareholder servicing plan fee is for an

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

indefinite period and notification will be provided in advance of any future increase.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the six months ended August 31, 2012, the Class A shares and the Class C shares incurred shareholder servicing fees of $11,509 and $7,505 under the Agreement, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended August 31, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $33,698,474 and $36,810,479, respectively.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, partnership income and royalty trust income.

The distributions paid by the Fund during the six months ended August 31, 2012 and the year ended February 29, 2012, were characterized as follows:

	August 31, 2012	February 29, 2012
Ordinary income	—	$147,918
Long-term capital gains	—	18,893
Total	—	$166,811

Ordinary income distributions may include dividends paid from short-term capital gains.

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2012 (Unaudited), Continued

As of February 29, 2012, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$25,592,188
Gross unrealized appreciation	963,370
Gross unrealized depreciation	(296,602)
Net unrealized appreciation	666,768
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(3,813,399)
Total accumulated earnings/(losses)	$(3,146,631)

(a)  The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to partnership income and royalty trusts.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.  Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses.  As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At February 29, 2012, the Fund had capital loss carryforwards as follows:

Short-Term Capital
Loss Carryover
$3,813,399

To the extent the Fund realizes future net capital gains, the gains will be offset by any available capital loss carryforward.

NIEMANN TACTICAL RETURN FUND

NOTICE TO SHAREHOLDERS at August 31, 2012 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-626-6080 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2012

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available without charge, upon request, by calling 1-877-626-6080.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-877-626-6080.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, and annual and semi-annual reports, proxy statement and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-626-6080 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•   Information we receive about you on applications or other forms;

•   Information you give us orally; and/or

•   Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Advisor
Niemann Capital Management, Inc.
5615 Scotts Valley Drive, Suite 200
Scotts Valley, CA 95066

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(877) 626-6080

Custodian
U.S. Bank National Association
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53213

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus please call (877) 626-6080.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/Douglas G. Hess
Douglas G. Hess, President

Date   11/8/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Douglas G. Hess
Douglas G. Hess, President

Date   11/8/12

By (Signature and Title)* /s/Cheryl L. King
 Cheryl L. King, Treasurer

Date   11/8/12

* Print the name and title of each signing officer under his or her signature